Acquisitions - Water Pipeline Company (Details) - USD ($) $ in Thousands					12 Months Ended
	May 14, 2019	Apr. 10, 2019	Apr. 03, 2019	Apr. 24, 2018	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Business Acquisition
Total consideration to acquire businesses	$ 892,500	$ 53,000	$ 13,000
Carrying value of noncontrolling interest					$ 3,960	$ 22,883	$ 12,817
Water Pipeline Company
Business Acquisition
Ownership interest acquired				18.375%
Total consideration to acquire businesses				$ 4,000
Carrying value of noncontrolling interest				$ 3,900